SHARE BASED COMPENSATION - Employees and non employees (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Employees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	631,500	631,500		427,100
Granted (in shares) | shares	327,000	327,000		206,000
Forfeited (in shares) | shares	(42,000)	(42,000)		(1,600)
Options outstanding, end of period | shares	916,500	916,500		631,500	427,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 0.0002		$ 0.0001
Granted, per share	0.0004		0.0005
Forfeited, per share	0.0000		0.0010
Weighted Average Exercise Price, Ending of period	0.0003		0.0002		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	6.43		4.93
Fair value of grants, per share	9.80		9.53
Fair value of forfeitures, per share	9.68		4.45
Weighted Average Grant Date Fair Value, end of period	$ 7.48		$ 6.43		$ 4.93
Weighted Average Remaining Contractual Term	7 years 3 months 4 days	7 years 3 months 4 days		7 years 2 months 19 days	7 years 2 months 16 days
Aggregate Intrinsic Value | $	$ 8,985,000		$ 6,090,000		$ 4,041,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	916,500					916,500
Vested and expected to vest, weighted average exercise price	$ 0.0003
Vested and expected to vest, weighted average grant date fair value, per share	$ 7.48
Vested and expected to vest, remaining contractual term	7 years 3 months 4 days	7 years 3 months 4 days
Vested and expected to vest, aggregate intrinsic value | $	$ 8,985,000
Exercisable, shares outstanding | shares	592,000					592,000
Exercisable, weighted average exercise price	$ 0.0002
Exercisable, weighted average grant date fair value, per share	$ 6.30
Exercisable, remaining contractual term	6 years 4 months 17 days	6 years 4 months 17 days
Exercisable, aggregate intrinsic value | $	$ 5,804,000
Fair value of equity awards vested	1,778,000	¥ 12,376		¥ 2,312
Unrecognized employee share-based compensation expense	$ 2,240,000					¥ 15,595
Period for recognition of unrecognized compensation cost	2 years 3 months 7 days	2 years 3 months 7 days
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	93,700	93,700		219,400
Granted (in shares) | shares	153,300	153,300		53,700
Forfeited (in shares) | shares				(160,000)
Exercised (in shares) | shares				(19,400)
Options outstanding, end of period | shares	247,000	247,000		93,700	219,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 0.0004		$ 0.0000
Granted, per share	0.0003		0.0005
Forfeited, per share			0.0000
Exercised, per share			0.0000
Weighted Average Exercise Price, Ending of period	0.0003		0.0004		$ 0.0000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	7.53		4.91
Fair value of grants, per share	9.80		9.55
Fair value of forfeitures, per share			4.44
Fair value of exercises, per share			6.50
Weighted Average Grant Date Fair Value, end of period	$ 8.94		$ 7.53		$ 4.91
Weighted Average Remaining Contractual Term	8 years 1 month 10 days	8 years 1 month 10 days			7 years 2 months 19 days
Aggregate Intrinsic Value | $	$ 2,422,000		$ 904,000.00		$ 2,076,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	247,000					247,000
Vested and expected to vest, weighted average exercise price	$ 0.0003
Vested and expected to vest, weighted average grant date fair value, per share	$ 8.94
Vested and expected to vest, remaining contractual term	8 years 4 months 24 days	8 years 4 months 24 days
Vested and expected to vest, aggregate intrinsic value | $	$ 2,422,000
Exercisable, shares outstanding | shares	202,600					202,600
Exercisable, weighted average exercise price	$ 0.0003
Exercisable, weighted average grant date fair value, per share	$ 9.00
Exercisable, remaining contractual term	8 years 2 months 16 days	8 years 2 months 16 days
Exercisable, aggregate intrinsic value | $	$ 1,986,000
Fair value of equity awards vested	1,334,000	¥ 9,284		¥ 3,004
Unrecognized employee share-based compensation expense	$ 411,000					¥ 2,859
Period for recognition of unrecognized compensation cost	8 months 16 days	8 months 16 days